Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2019	$ 83,518		$ 5,706	$ 17,645	$ 1	$ (58)	$ 55,874	$ 4,248	$ 83,416	$ 102	$ 33	$ 4,221	$ (6)
Changes in equity
Issues of share capital and other equity instruments	18			18					18
Common shares purchased for cancellation	(727)	$ (86)		(86)			(641)		(727)
Redemption of preferred shares and other equity instruments	(8)		(8)						(8)
Sales of treasury shares and other equity instruments	1,599				33	1,566			1,599
Purchases of treasury shares and other equity instruments	(1,613)				(33)	(1,580)			(1,613)
Share-based compensation awards	2	18					2		2
Dividends on common shares	(1,496)						(1,496)		(1,496)
Dividends on preferred shares and distributions on other equity instruments	(66)						(65)		(65)	(1)
Other	(322)						(322)		(322)
Net income	3,509						3,504		3,504	5
Total other comprehensive income (loss), net of taxes	(353)						(577)	224	(353)		173	233	(182)
Balance at end of period at Jan. 31, 2020	84,061		5,698	17,577	1	(72)	56,279	4,472	83,955	106	206	4,454	(188)
Balance at beginning of period at Oct. 31, 2020	86,767		5,948	17,628	(3)	(129)	59,806	3,414	86,664	103	(139)	4,632	(1,079)
Changes in equity
Issues of share capital and other equity instruments	1,283		1,250	36			(3)		1,283
Sales of treasury shares and other equity instruments	949				46	903			949
Purchases of treasury shares and other equity instruments	(826)				(26)	(800)			(826)
Share-based compensation awards	(2)	$ 36					(2)		(2)
Dividends on common shares	(1,539)						(1,539)		(1,539)
Dividends on preferred shares and distributions on other equity instruments	(59)						(58)		(58)	(1)
Other	41						41		41
Net income	3,847						3,845		3,845	2
Total other comprehensive income (loss), net of taxes	(212)						661	(869)	(208)	(4)	331	(1,372)	172
Balance at end of period at Jan. 31, 2021	$ 90,249		$ 7,198	$ 17,664	$ 17	$ (26)	$ 62,751	$ 2,545	$ 90,149	$ 100	$ 192	$ 3,260	$ (907)